Prepayment for property and equipment (Details) - USD ($)	6 Months Ended	12 Months Ended
	Mar. 31, 2022	Sep. 30, 2021
Prepayment for property and equipment
Prepayment for property and equipment	$ 4,153,282	$ 3,781,844
Contractual obligations paid		$ 200,000
Additional Contractual Obligations Paid For Groundwork	$ 200,000